EMPLOYEE BENEFIT PLAN (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFIT PLAN
Provision for employee benefits	$ 4,323,814	$ 5,618,209	$ 4,332,246